Consolidated statements of changes in convertible preferred shares and shareholders' (deficit) equity - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019	45,786,714
Beginning balance at Dec. 31, 2019	$ 96,025
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Preferred C Shares, net of issuance cost (in shares)	4,870,328
Issuance of Preferred C Shares, net of issuance cost	$ 39,785
Ending balance (in shares) at Dec. 31, 2020	50,657,042
Ending balance at Dec. 31, 2020	$ 135,810
Beginning balance (in shares) at Dec. 31, 2019		13,669,287
Beginning balance at Dec. 31, 2019	(129,233)	$ 37	$ 18,846	$ 149	$ (148,265)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		1,656,994
Exercise of stock options	1,442	$ 5	1,437
Share-based compensation	4,800		4,800
Deemed dividend to ordinary and preferred shareholders			825		(825)
Other comprehensive loss	(73)			(73)
Net loss	(21,996)				(21,996)
Ending balance (in shares) at Dec. 31, 2020		15,326,281
Ending balance at Dec. 31, 2020	$ (145,060)	$ 42	25,908	76	(171,086)
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Convertible Preferred Shares to Ordinary Shares (in shares)	(50,657,042)
Conversion of Convertible Preferred Shares to Ordinary Shares upon IPO	$ (135,810)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	1,301,233	1,311,587
Exercise of stock options	$ 1,222	$ 4	1,218
Share-based compensation	11,171		11,171
Conversion of convertible preferred shares to ordinary shares (in shares)		50,657,042
Conversion of Convertible Preferred Shares to Ordinary Shares upon IPO	135,810	$ 136	135,674
Issuance of shares in relation to initial public offering, net (in shares)		7,550,531
Issuance of ordinary shares under the employee share purchase plan	150,666	$ 23	150,643
Other comprehensive loss	84			84
Net loss	$ (68,979)				(68,979)
Ending balance (in shares) at Dec. 31, 2021	74,845,441	74,845,441
Ending balance at Dec. 31, 2021	$ 84,914	$ 205	324,614	160	(240,065)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	911,307	1,230,823
Exercise of stock options	$ 2,034	$ 4	2,030
Share-based compensation	16,987		16,987
Issuance of shares in relation to initial public offering, net (in shares)		357,508
Issuance of ordinary shares under the employee share purchase plan	2,083	$ 1	2,082
Other comprehensive loss	(527)			(527)
Deferred costs in relation to initial public offering	121		121
Net loss	(83,661)				(83,661)
Ending balance (in shares) at Dec. 31, 2022		76,433,772
Ending balance at Dec. 31, 2022	$ 21,951	$ 210	$ 345,834	$ (367)	$ (323,726)